Expense Example - Brandes Core Plus Fixed Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	I 1 Year	I 3 Years	I 5 Years	I 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	425	607	805	1,375	32	176	333	789	32	167	315	745